NOTES PAYABLE (Details Narrative)						1 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended		12 Months Ended
	Jul. 02, 2021 USD ($) $ / shares shares	Mar. 14, 2021 USD ($)	Nov. 16, 2020 USD ($) $ / shares shares	Nov. 16, 2020 USD ($) $ / shares shares	Aug. 07, 2020 shares	Mar. 31, 2021 $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Apr. 26, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2021 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jul. 16, 2021 USD ($)	Jun. 24, 2021 shares	Mar. 11, 2020 shares	Feb. 26, 2020 USD ($)	Feb. 20, 2020 USD ($)	Jun. 30, 2016 USD ($)
Short-term Debt [Line Items]
Common stock description					Company, more than 33% of its shares during each of the three initial 30 day periods following the Effective Date.
Debtor-in-possession loans provided							$ 1,189,413				$ 1,189,413			$ 1,189,413
Warrants to purchase shares of common stock | shares							14,507,388,226				14,507,388,226			15,002,388,203
Amortization of debt discount							$ 742,534	$ 1,066,526			$ 742,534	$ 1,066,526		$ 1,278,104	$ 3,671,087
Accrued interest expense														$ 1,226,901
Debt instrument, interest rate			16.60%	16.60%
Common stock authorized | shares			300,000,000,000	300,000,000,000			300,000,000,000				300,000,000,000			300,000,000,000	300,000,000,000			2,000,000,000
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001			$ 0.0001				$ 0.0001			$ 0.0001	$ 0.0001
Interest expense							$ 6,769				$ 6,769
Notes payable							5,033,834				5,033,834
Convertible notes payable aggregate principal amount																$ 3,000,000
Loss on extinguishment of notes payable												(658,152)		$ (658,152)	$ (1,895,116)
Warrant term							4 years 4 months 24 days				4 years 4 months 24 days			2 years 10 months 24 days
Payment of notes payable															4,894,604
Proceeds from issuance of notes payable												441,762		4,290,310	10,888,339
Debt discount							$ 4,542,205				$ 4,542,205
Aggregate value of shares issued									$ 10,000					10,000	254,912
Original issuance debt discount															$ 1,247,422
Common stock, shares issued | shares							3,347,778,690				3,347,778,690			2,862,174,380	77,851,633
Subsequent Event [Member]
Short-term Debt [Line Items]
Common stock, par value | $ / shares	$ 0.0001
Other Lenders [Member]
Short-term Debt [Line Items]
Debtor-in-possession loans provided			$ 348,000	$ 348,000
Other Lenders [Member] | Class A Warrant [Member]
Short-term Debt [Line Items]
Warrants to purchase shares of common stock | shares			697,000,000	697,000,000
Warrant exercise price | $ / shares			$ 0.0005	$ 0.0005
Other Lenders [Member] | Class B Warrant [Member]
Short-term Debt [Line Items]
Warrants to purchase shares of common stock | shares			348,500,000	348,500,000
Warrant exercise price | $ / shares			$ 0.001	$ 0.001
Lenders [Member]
Short-term Debt [Line Items]
Accrued interest expense							$ 6,314				$ 6,314
Debt instrument conversion amount											$ 317,894
Debt instrument converted into shares of common stock | shares											32,276,310
Debt instrument, convertible, conversion price | $ / shares							$ 0.01				$ 0.01
Former Board [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate														12.00%
Debt instrument principal amount														$ 353,762
Debt instrument, maturity date														Mar. 10, 2020
Director/Principal Stockholder [Member]
Short-term Debt [Line Items]
Debt instrument principal amount														$ 175,000
Debt instrument unsecured amount														$ 245,192
Debt instrument converted into shares of common stock | shares														24,519,178
Minimum [Member]
Short-term Debt [Line Items]
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001
Auctus [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Number of shares of common stock issued | shares						294,328,000
Common stock, par value | $ / shares	$ 0.0001
Shares issued price per share | $ / shares						$ 0.01
Auctus [Member] | Class A Warrant [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Warrants to purchase shares of common stock | shares	332,805,400
Warrant exercise price | $ / shares	$ 0.0005
Auctus [Member] | Class B Warrant [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Warrants to purchase shares of common stock | shares	166,402,700
Warrant exercise price | $ / shares	$ 0.001
Auctus [Member] | Other Lenders [Member]
Short-term Debt [Line Items]
Common stock authorized | shares																	3,000,000
Auctus [Member] | Initial Auctus Funding [Member]
Short-term Debt [Line Items]
Debtor-in-possession loans provided			$ 3,500,000	$ 3,500,000
Warrants to purchase shares of common stock | shares			3,500,000	3,500,000
Debtor-in-possession loans, accrued interest			$ 1,227,000	$ 1,227,000
Auctus [Member] | Initial Auctus Funding [Member] | Class A Warrant [Member]
Short-term Debt [Line Items]
Warrants to purchase shares of common stock | shares			7,000,000,000	7,000,000,000
Warrant exercise price | $ / shares			$ 0.0005	$ 0.0005
Auctus [Member] | Initial Auctus Funding [Member] | Class B Warrant [Member]
Short-term Debt [Line Items]
Warrants to purchase shares of common stock | shares			3,500,000,000	3,500,000,000
Warrant exercise price | $ / shares			$ 0.001	$ 0.001
Auctus [Member] | Debtor-In-Possession Funding [Member]
Short-term Debt [Line Items]
Debtor-in-possession cost							$ 484,090				$ 484,090
Auctus [Member] | Debtor-In-Possession Funding [Member] | Class A Warrant [Member]
Short-term Debt [Line Items]
Warrants to purchase shares of common stock | shares			2,453,802,480	2,453,802,480
Auctus [Member] | Debtor-In-Possession Funding [Member] | Class B Warrant [Member]
Short-term Debt [Line Items]
Number of shares of common stock issued | shares				671,124,200										217,796,200
Warrants to purchase shares of common stock | shares			1,226,901,240	1,226,901,240
Warrants exercised, shares of common stock | shares				726,282,680
Auctus [Member] | Debtor-In-Possession Funding [Member] | Class B Warrant [Member] | Forecast [Member]
Short-term Debt [Line Items]
Number of shares of common stock issued | shares													453,328,000
Auctus [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debtor-in-possession loans provided			$ 7,000,000	$ 7,000,000
Tuxis Trust [Member] | Desmarais [Member]
Short-term Debt [Line Items]
Debt instrument conversion amount				$ 309,301
Debt instrument, maturity date				Nov. 16, 2023
Reorganization [Member]
Short-term Debt [Line Items]
Common stock description					Pursuant to the Bankruptcy, for any outstanding principal and interest at the date of the Company’s Chapter 11 petition (except for creditors who provided additional debt financing in connection with the Bankruptcy), 100 shares of the Company’s common stock were issued for each dollar of allowed claim, with such shares subject to leak-out restrictions prohibiting the holder from selling, without the consent of the Company, more than 33% of the issued shares during each of the three initial 30 day periods following the Effective Date.
Number of shares of common stock issued | shares					100
DIP Costs [Member]
Short-term Debt [Line Items]
Debtor-in-possession cost							650,493				650,493			$ 657,598
Amortization of debt discount											500,000			500,000
Accrued interest expense							150,493				150,493			157,598
Secured Convertible Note [Member]
Short-term Debt [Line Items]
Debtor-in-possession cost							166,403				166,403
Secured Convertible Note [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate	7.00%
Debt instrument, maturity date	Nov. 16, 2023
Secured Convertible Note [Member] | Other Lenders [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate			7.00%	7.00%
Debt instrument, maturity term				3 years
Secured Convertible Note [Member] | Desmarais [Member]
Short-term Debt [Line Items]
Debt instrument conversion amount				$ 490,699
Secured Convertible Note [Member] | Former Board [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate			7.00%	7.00%
Debt instrument principal amount			$ 490,698	$ 490,698
Debt instrument, maturity date			Nov. 16, 2023
Secured Convertible Note [Member] | Debtor-In-Possession Funding [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate	7.00%
Debt instrument principal amount	$ 183,043
Debtor-in-possession funding, percentage	110.00%
Debt instrument, maturity date	Nov. 16, 2023
Secured Convertible Note [Member] | Auctus [Member]
Short-term Debt [Line Items]
Debtor-in-possession cost							166,403				166,403
Secured Convertible Note [Member] | Auctus [Member] | Debtor-In-Possession Funding [Member]
Short-term Debt [Line Items]
Debt instrument principal amount			$ 1,349,591	$ 1,349,591
Debtor-in-possession funding, percentage				110.00%
Debt instrument, maturity date				Nov. 16, 2023
Secured Convertible Note [Member] | Auctus and Other Lenders [Member]
Short-term Debt [Line Items]
Warrants to purchase shares of common stock | shares			15,226,346,970	15,226,346,970
Debt instrument, interest rate			7.00%	7.00%
Debt instrument principal amount			$ 3,848,548	$ 3,848,548
Debt instrument, maturity date			Nov. 16, 2023
Fair value of warrant			$ 152,263,470
Debt conversion feature			124,147
Warrants issued			$ 5,075,449	$ 5,075,449
Secured Convertible Note [Member] | Auctus and Other Lenders [Member] | Maximum [Member]
Short-term Debt [Line Items]
Warrant exercise price | $ / shares			$ 0.001	$ 0.001
Secured Convertible Note [Member] | Auctus and Other Lenders [Member] | Minimum [Member]
Short-term Debt [Line Items]
Warrant exercise price | $ / shares			$ 0.0005	$ 0.0005
Secured Promissory Notes [Member] | Desmarais [Member]
Short-term Debt [Line Items]
Debt instrument principal amount																			$ 33,562	$ 320,200
Promissory Notes [Member] | Desmarais [Member]
Short-term Debt [Line Items]
Debt instrument principal amount																					$ 175,000
Debt instrument unsecured amount																					245,192
Debt instrument converted into shares of common stock | shares				24,519,200
Promissory Notes [Member] | Tuxis Trust [Member] | Desmarais [Member]
Short-term Debt [Line Items]
Debt instrument principal amount																					$ 500,000
Debt instrument unsecured amount			$ 444,534	$ 444,534
Debt instrument converted into shares of common stock | shares				44,453,400
Unsecured Notes [Member] | Other Than Auctus and Other Lenders [Member]
Short-term Debt [Line Items]
Debt instrument conversion amount				$ 10,497,268
Debt instrument converted into shares of common stock | shares				1,049,726,797
Fair market value of stock				$ 14,381,259
Recognized loss on reorganization items				3,883,991
Unsecured Convertible Notes [Member] | Auctus [Member]
Short-term Debt [Line Items]
Debt instrument principal amount			$ 3,261,819	$ 3,261,819
Unsecured Convertible Notes [Member] | Auctus [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Debt instrument principal amount	$ 532,499
Unsecured Convertible Notes [Member] | Other Than Auctus and Other Lenders [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate			5.00%	5.00%
Debt instrument, maturity term				3 years
Unsecured Convertible Notes [Member] | Other Lenders [Member]
Short-term Debt [Line Items]
Debt instrument principal amount			$ 382,400	$ 382,400
Notes Payable And Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Interest expense							143,721				286,414	$ 368,810
Debtor In Possession Loans [Member] | Auctus [Member]
Short-term Debt [Line Items]
Loans payable														$ 1,189,413
Debtor In Possession Loans [Member] | Auctus [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate										8.00%
Loans payable										$ 1,189,413
Debt instrument interest rate										2.00%
Two Secured Convertible Notes [Member]
Short-term Debt [Line Items]
Interest expense							$ 23,553				$ 46,847
Two Secured Convertible Notes [Member] | Auctus [Member]
Short-term Debt [Line Items]
Warrants to purchase shares of common stock | shares														3,680,703,720
Debt instrument, interest rate														7.00%
Debt instrument principal amount														$ 1,349,591
Debt instrument, maturity date														Nov. 16, 2023
Two Secured Convertible Notes [Member] | Auctus [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Warrants to purchase shares of common stock | shares										3,680,703,720
Debt instrument, interest rate										7.00%
Debt instrument principal amount										$ 1,349,591
Debt instrument, maturity date										Nov. 16, 2023
Two Secured Convertible Notes [Member] | Auctus [Member] | Maximum [Member]
Short-term Debt [Line Items]
Warrant exercise price | $ / shares														$ 0.001
Two Secured Convertible Notes [Member] | Auctus [Member] | Maximum [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Warrant exercise price | $ / shares										$ 0.001
Two Secured Convertible Notes [Member] | Auctus [Member] | Minimum [Member]
Short-term Debt [Line Items]
Warrant exercise price | $ / shares														$ 0.0005
Two Secured Convertible Notes [Member] | Auctus [Member] | Minimum [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Warrant exercise price | $ / shares										$ 0.0005
Paycheck Protection Program [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate		1.00%
Debt instrument principal amount		$ 250,000
Notes payable		$ 250,000
Debt instrument description		Pursuant to the note, principal and interest payments are deferred for ten months, which, at that time the Company may apply for loan forgiveness. If the Company does not apply for loan forgiveness, or if the loan forgiveness is denied, the Company will be required to make monthly payments of $5,100 starting on January 14, 2022. As of June 30, 2021, the Company has not applied for loan forgiveness. All remaining unpaid principal and interest is due and payable at the maturity date. At June 30, 2021, $250,000 was outstanding.
Debt instrument cash payments		$ 5,100
Conversions, Exchanges and Other [Member]
Short-term Debt [Line Items]
Amortization of debt discount														$ 2,580,110
Accrued interest expense															$ 181,912
Loss on extinguishment of notes payable															508,743
Extinguished debt															141,818
Debt discount															428,939
Original issuance debt discount															634,525
Derivative liability															$ 3,230,780
Common stock, shares issued | shares															54,464,158
Debt conversion, converted instrument, amount															$ 6,230,102
Repayments of debt															4,894,604
Aggregate principal on prepayment premiums															813,730
Accrued interest reclassified to principal															23,013
Conversions, Exchanges and Other [Member] | Promissory Note [Member]
Short-term Debt [Line Items]
Debt instrument principal amount															148,014
Conversions, Exchanges and Other [Member] | Exercise Price Five [Member]
Short-term Debt [Line Items]
Debt instrument principal amount															$ 148,014
Debt maturity period															maturity date in March 2020
Embedded conversion option percentage															$ 10
Loss on extinguishment of notes payable															90,994
Fair value of embedded conversion option															$ 84,798
Conversions, Exchanges and Other [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt instrument, convertible, conversion price | $ / shares															$ 0.43
Conversions, Exchanges and Other [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt instrument, convertible, conversion price | $ / shares															$ 0.01
Conversions, Exchanges and Other [Member] | Lender [Member]
Short-term Debt [Line Items]
Accrued interest expense															$ 52,387
Debt instrument principal amount															$ 678,102
Debt maturity period															maturity dates ranging from June 2019 to July 2019 to new maturity dates ranging from July 2019 to July 2020
Convertible notes payable aggregate principal amount															$ 650,000
Offering price percentage															0.75
Embedded conversion option percentage															$ 10
Loss on extinguishment of notes payable															329,310
Extinguished debt															702,387
Fair value of embedded conversion option															$ 329,310
Warrant term															5 years
Conversions, Exchanges and Other [Member] | Lenders [Member]
Short-term Debt [Line Items]
Debt instrument principal amount															$ 150,000
Debt maturity period															maturity dates in September 2019 to new maturity dates in October 2019, effective September 30, 2019
Related Party Notes [Member]
Short-term Debt [Line Items]
Debt instrument, convertible, conversion price | $ / shares															$ 0.60
Convertible notes payable aggregate principal amount															$ 485,000
Warrant term															5 years
Payment of notes payable														$ (0)	$ 70,000
Related Party Notes [Member] | Extended Maturity Date from January 2019 to December 2019 [Member]
Short-term Debt [Line Items]
Notes payable															25,000
Related Party Notes [Member] | Scientific Advisory Board Member [Member]
Short-term Debt [Line Items]
Debt instrument principal amount															$ 635,000
Debt maturity period															maturity dates between July 2019 and May 2020
Related Party Notes [Member] | Scientific Advisory Board Member [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate															15.00%
Related Party Notes [Member] | Scientific Advisory Board Member [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate															12.00%
Related Party Notes [Member] | Holders [Member]
Short-term Debt [Line Items]
Accrued interest expense															$ 35,887
Debt instrument principal amount															$ 505,000
Debt maturity period															extended from dates from December 2018 and August 2019 to dates between July 2019 and December 2019
Convertible notes payable aggregate principal amount															$ 475,000
Offering price percentage															0.75
Shares issued price per share | $ / shares															$ 0.60
Warrant description															The exchange price of the warrants to be issued to such holders was to be the lesser of (i) 125% of the Exchange Price or (ii) $0.80 per share (subject to adjustment for reverse stock splits and the like)
Embedded conversion option percentage															$ 10
Loss on extinguishment of notes payable															145,066
Extinguished debt															510,887
Fair value of embedded conversion option															145,066
Related Party Notes [Member] | Director [Member]
Short-term Debt [Line Items]
Debt instrument principal amount															175,000
Related Party Notes [Member] | Trust [Member]
Short-term Debt [Line Items]
Debt instrument principal amount															$ 500,000
Related Party Notes [Member] | Director and Trust [Member]
Short-term Debt [Line Items]
Warrants to purchase shares of common stock | shares															1,377,842
Offering price percentage															0.75
Warrant description															The exercise price of the warrants to be issued to the director and the Trust was to be 125% of the Director/Trust Exchange Price and the term of the warrants was to be the same term as the Public Warrants. Concurrently with the exchange, the exercise prices of outstanding warrants held by the director and the Trust for the purchase of an aggregate of 1,377,842 shares of common stock of the Company was to be reduced from between $1.50 and $4.00 per share to $0.75 per share and the expiration dates of such warrants was to be extended from between December 2019 and March 2022 to December 2023
Original Promissory Note [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate														7.00%
Debt instrument principal amount														$ 500,000
Debt instrument unsecured amount														$ 444,534
Debt instrument converted into shares of common stock | shares														44,453,443
Debt instrument, maturity date														Nov. 16, 2023
Secured convertible note														$ 309,301
Convertible Debt [Member]
Short-term Debt [Line Items]
Number of shares of common stock issued | shares															78,873
Warrants to purchase shares of common stock | shares															295,000
Debt instrument principal amount															$ 9,765,325
Warrant term															5 years
Proceeds from issuance of notes payable															$ 9,086,353
Debt discount															678,973
Aggregate value of shares issued															61,220
Fair value of warrant															104,198
Convertible debt fair value															$ 148,014
Convertible Debt [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate															15.00%
Warrant exercise price | $ / shares															$ 1.00
Convertible Debt [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate															8.00%
Warrant exercise price | $ / shares															$ 0.45
Convertible Notes [Member]
Short-term Debt [Line Items]
Accrued interest expense															$ 73,485
Debt instrument principal amount															$ 675,523
Debt instrument converted into shares of common stock | shares															46,158,719
Debt instrument cash payments															$ 2,499,476
Convertible Notes [Member] | Auctus and Other Lenders [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate			5.00%	5.00%
Debt instrument principal amount			$ 3,644,274	$ 3,644,274
Debt instrument, maturity date			Nov. 16, 2023
Convertible notes payable aggregate principal amount			$ 2,742,895	$ 2,742,895
Loss on extinguishment of notes payable			$ 1,488,172
Convertible Notes Two [Member]
Short-term Debt [Line Items]
Accrued interest expense															1,901
Debt instrument principal amount															$ 148,014
Debt instrument converted into shares of common stock | shares															513,788
Convertible Note Payable [Member] | Lender [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate														10.00%
Debt instrument principal amount														$ 88,000
Debt instrument converted into shares of common stock | shares														15,500,000
Debt instrument, maturity date														Jan. 31, 2021
Debt instrument cash payments														$ 155,000
Proceeds from convertible notes payable														$ 85,000
Conversion price														0.61
Debt instrument interest rate														22.00%
Embedded Conversion Options and Note Provisions [Member]
Short-term Debt [Line Items]
Convertible notes payable aggregate principal amount															$ 6,006,576
Offering price percentage															0.75
Embedded Conversion Options and Note Provisions [Member] | Convertible Notes [Member]
Short-term Debt [Line Items]
Convertible notes payable aggregate principal amount															$ 1,271,750
Conversion price															0.58
Embedded Conversion Options and Note Provisions [Member] | Convertible Notes One [Member]
Short-term Debt [Line Items]
Convertible notes payable aggregate principal amount															$ 3,537,438
Percentage on prepayment premium															135.00%
Embedded Conversion Options and Note Provisions [Member] | Convertible Notes Two [Member]
Short-term Debt [Line Items]
Convertible notes payable aggregate principal amount															$ 4,626,874
Conversion price															0.58
Embedded Conversion Options and Note Provisions [Member] | ECO [Member]
Short-term Debt [Line Items]
Loss on extinguishment of notes payable															$ 414,108
Fair value of embedded conversion option															5,331,147
Original issuance debt discount															4,771,974
Convertible debt															3,289,111
Wrote-off derivative liabilities															4,375,231
Embedded Conversion Options and Note Provisions [Member] | Underwritten Public Offering [Member]
Short-term Debt [Line Items]
Convertible notes payable aggregate principal amount															340,000
Embedded Conversion Options and Note Provisions [Member] | Lenders [Member] | ECO [Member]
Short-term Debt [Line Items]
Fair value of embedded conversion option															2,631,595
Original issuance debt discount															5,328,918
Embedded Conversion Options and Note Provisions 1 [Member]
Short-term Debt [Line Items]
Convertible notes payable aggregate principal amount															$ 2,243,750
Conversion price															0.58
Embedded Conversion Options and Note Provisions 1 [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt instrument, convertible, conversion price | $ / shares															$ 2.00
Embedded Conversion Options and Note Provisions 1 [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt instrument, convertible, conversion price | $ / shares															$ 0.25
Embedded Conversion Options and Note Provisions 2 [Member]
Short-term Debt [Line Items]
Convertible notes payable aggregate principal amount															$ 2,872,826
Embedded Conversion Options and Note Provisions 2 [Member] | Maximum [Member]
Short-term Debt [Line Items]
Conversion price															0.65
Embedded Conversion Options and Note Provisions 2 [Member] | Minimum [Member]
Short-term Debt [Line Items]
Conversion price															0.58
Embedded Conversion Options and Note Provisions 3 [Member]
Short-term Debt [Line Items]
Convertible notes payable aggregate principal amount															$ 890,000
Warrant term															5 years
Embedded Conversion Options and Note Provisions 3 [Member] | Maximum [Member]
Short-term Debt [Line Items]
Warrant exercise price | $ / shares															$ 0.80
Debt instrument, convertible, conversion price | $ / shares															0.60
Embedded Conversion Options and Note Provisions 3 [Member] | Minimum [Member]
Short-term Debt [Line Items]
Warrant exercise price | $ / shares															0.75
Debt instrument, convertible, conversion price | $ / shares															$ 0.50
Conversions Exchanges And Other One [Member]
Short-term Debt [Line Items]
Loss on extinguishment of notes payable															$ 1,242,669
Convertible Notes With Bifurcated E C Os [Member] | Lenders [Member]
Short-term Debt [Line Items]
Accrued interest expense														$ 126,043
Debt instrument principal amount														$ 523,516
Debt instrument converted into shares of common stock | shares														1,515,799,750
Convertible notes payable aggregate principal amount														$ 1,580,587
Debt discount														234,301
Derivative liability														$ 1,165,329
Convertible Notes With Bifurcated E C Os [Member] | Lenders [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt instrument, convertible, conversion price | $ / shares														$ 0.01
Convertible Notes With Bifurcated E C Os [Member] | Lenders [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt instrument, convertible, conversion price | $ / shares														$ 0.0001
Other Notes [Member] | Lenders [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate															15.00%
Debt instrument principal amount															$ 340,000
Debt instrument converted into shares of common stock | shares															47,170,000
Debt maturity period															maturity with original maturity dates ranging between November 2019 through November 2020
Other Notes [Member] | Lender [Member]
Short-term Debt [Line Items]
Debt instrument principal amount															$ 125,000
Debt maturity period															maturity date in January 2019 to a new maturity date in December 2019
Convertible notes payable aggregate principal amount															$ 148,014
Original issuance debt discount															$ 7,052
Common stock, shares issued | shares															10,000
Repayments of debt															$ 7,500